Equity Incentive Plans and Stock-Based Compensation - Additional Information (Detail) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 30, 2020	Oct. 31, 2014	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares available for future issuance							22,165,743	15,916,146
Aggregate intrinsic value of stock options exercisable			$ 23,797,000		$ 23,797,000		$ 5,948,000
Shares subject to repurchase			7,821		7,821		29,579	121,794
Stock-based compensation expense			$ 1,681,000	$ 271,000	$ 3,589,000	$ 652,000	$ 1,100,000	$ 500,000
Total unrecognized compensation expense related to outstanding unvested stock-based awards			20,400,000	$ 5,500,000	$ 20,400,000	$ 5,500,000	$ 6,900,000	$ 2,300,000
Total unrecognized compensation expense related to outstanding unvested stock-based awards expected to be recognized over weighted-average remaining service period					2 years 10 months 28 days	3 years 1 month 28 days	3 years 4 months 24 days
Number of common stock remained available for issuance							203,696	271,490
Expected dividend yield					0.00%	0.00%	0.00%	0.00%
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Liabilities with shares issued with repurchase rights			$ 100,000		$ 100,000		$ 100,000	$ 100,000
2020 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of common stock initially reserved for issuance	2,656,500
Number of shares available for future issuance			1,514,840		1,514,840
Additional number of shares available for future issuance	2,656,500
Percentage of outstanding shares of common stock	5.00%
2014 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of common stock initially reserved for issuance		4,008,850
Number of shares available for future issuance							203,696
Number of common stock remained available for issuance	241,653
2020 Plan and 2014 Plan | Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		4 years
2020 Plan and 2014 Plan | Stock Options | Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration period		10 years
2020 Plan and 2014 Plan | Incentive Stock Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Exercise price as a percentage of fair market value		100.00%
Minimum percentage required for holders of combined voting power to be eligible for incentive stock options		10.00%
Percentage of options may not be granted at less than fair market value of the common stock at the date of grant		110.00%
Maximum term of options may not be granted at less than fair market value of the common stock at the date of grant		5 years
2020 ESPP
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares available for future issuance	290,000
Additional number of shares available for future issuance	500,000
Percentage of outstanding shares of common stock	1.00%
Number of shares issued under ESPP					0